Stockholders' Equity - Additional Information (Detail) - $ / shares		4 Months Ended	6 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 27, 2020	Nov. 12, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares authorized		39,600,000	39,600,000				39,600,000
Common stock, par value		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued		6,262,460	6,635,988				5,536,062
Common stock, shares outstanding		6,262,460	6,635,988				5,536,062
dMY TECHNOLOGY GROUP, INC. III [Member]
Class of Stock [Line Items]
Common stock voting right		Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.	Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Initial Public Offering, units	30,000,000
Over-Allotment Option [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Class of Stock [Line Items]
Initial Public Offering, units	2,500,000
Class A Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Class of Stock [Line Items]
Common stock, shares authorized		380,000,000	380,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		4,946,687	5,942,457
Shares issued in the IPO		30,000,000	30,000,000
Common stock, shares outstanding		4,946,687	5,942,457
Common stock shares issuable upon conversion		the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders)	the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders)
Common stock subject to possible redemption		25,053,313	24,057,543
Class B Shares [Member]
Class of Stock [Line Items]
Initial Public Offering, units	2,500,000
Class B Shares [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued	7,187,500	7,500,000	7,500,000
Common stock, shares outstanding		7,500,000	7,500,000			7,906,250
Common stock shares issued including shares subject to forfeiture		1,031,250	1,031,250
Initial stockholders own Company's issued and outstanding common stock after the initial public offering		20.00%		20.00%
Reverse stock split description		one-for-one basis, subject to adjustment for stock splits	one-for-one basis, subject to adjustment for stock splits
Common stock shares no longer subject to forfeiture	625,000
Common stock subject to possible redemption	625,000
Initial Public Offering, units	2,500,000
Class B Shares [Member] | Over-Allotment Option [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Class of Stock [Line Items]
Common stock shares no longer subject to forfeiture					406,250
Initial Public Offering, units	2,500,000
Common stock, shares subscribed but unissued		2,500,000